Retirement benefits - Summary of Assumptions for Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rate of increase in pensionable remuneration
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.90%	3.90%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensionable remuneration | of which the Netherlands [B]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.30%	3.30%
Rate of increase in pensionable remuneration | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.50%	4.10%
Rate of increase in pensionable remuneration | of which the USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.60%	4.60%
Rate of increase in pensionable remuneration | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (421)	$ (828)
Rate of increase in pensionable remuneration | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 469	$ 915
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.00%	1.90%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensions in payment | of which the Netherlands [B]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.10%	2.40%
Rate of increase in pensions in payment | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.90%	2.80%
Rate of increase in pensions in payment | of which the USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	0.00%	0.00%
Rate of increase in pensions in payment | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (4,978)	$ (5,599)
Rate of increase in pensions in payment | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 6,045	$ 6,713
Discount rate for pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.50%	4.10%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for pension plans | of which the Netherlands [B]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.50%	3.30%
Discount rate for pension plans | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	5.50%	4.60%
Discount rate for pension plans | of which the USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	5.60%	4.90%
Discount rate for pension plans | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 8,641	$ 10,560
Discount rate for pension plans | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (6,925)	$ (8,472)
Inflation rate for defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.10%	2.00%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Inflation rate for defined benefit obligation | of which the Netherlands [B]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.10%	2.40%
Inflation rate for defined benefit obligation | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	3.00%	2.90%
Inflation rate for defined benefit obligation | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (5,328)	$ (6,034)
Inflation rate for defined benefit obligation | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 6,494	$ 7,300
Rate of increase in health-care costs
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	8.00%	7.00%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in health-care costs | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (295)	$ (338)
Rate of increase in health-care costs | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 359	$ 422
Discount rate for health-care plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	6.00%	5.60%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for health-care plans | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 390	$ 457
Discount rate for health-care plans | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (314)	$ (358)
Men
Expected age at death for persons aged 60:
Expected age at death assumptions used	88 years	88 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Men | of which the Netherlands [B]
Expected age at death for persons aged 60:
Expected age at death assumptions used	88 years	88 years
Men | of which the UK
Expected age at death for persons aged 60:
Expected age at death assumptions used	87 years	87 years
Men | of which the USA
Expected age at death for persons aged 60:
Expected age at death assumptions used	88 years	87 years
Men | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (970)	$ (1,166)
Men | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 981	$ 1,143
Women
Expected age at death for persons aged 60:
Expected age at death assumptions used	89 years	89 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Women | of which the Netherlands [B]
Expected age at death for persons aged 60:
Expected age at death assumptions used	90 years	90 years
Women | of which the UK
Expected age at death for persons aged 60:
Expected age at death assumptions used	89 years	89 years
Women | of which the USA
Expected age at death for persons aged 60:
Expected age at death assumptions used	89 years	89 years
Women | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (850)	$ (1,006)
Women | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 874	$ 1,041